Description of Organization and Business Operations (Q3) (Details) - USD ($)							6 Months Ended	9 Months Ended		12 Months Ended
	Oct. 21, 2020	Oct. 20, 2020	May 21, 2020	May 20, 2020	Nov. 27, 2018	Nov. 20, 2018	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Business Operations [Abstract]
Gross proceeds from issuance of warrants							$ 5,910,416			$ 0
Amount deposited into Trust Account							221,060,045	$ 153,781,268		225,433,349
Offering costs								12,628,266		12,628,266
Underwriting fees								4,410,416		4,410,416
Deferred underwriting fees							7,718,227	7,718,227		7,718,227
Other costs								499,623		499,623
Cash remained outside of trust account							$ 886,279	109,940		520,422
Amount withdrawn from trust account			$ 72,585,441					72,585,441	$ 0
Subsequent Event [Member]
Business Operations [Abstract]
Amount withdrawn from trust account		$ 60,404,995
Maximum [Member]
Business Operations [Abstract]
Interest to pay dissolution expenses								100,000		$ 100,000
Private Placement Warrant [Member]
Business Operations [Abstract]
Unit price (in dollars per share)					$ 1.00	$ 1.00
Warrants issued (in shares)					410,416	5,500,000
Gross proceeds from issuance of warrants					$ 410,416	$ 5,500,000
Class A Common Stock [Member]
Business Operations [Abstract]
Number of shares redeemed (in shares)				7,126,888
Amount withdrawn from trust account				$ 72,600,000
Share price, shares redeemed (in dollars per share)				$ 10.18
Amount deposited in trust account				$ 373,000				$ 1,865,649
Amount deposited in trust account (in dollars per share)				$ 0.025
Class A Common Stock [Member] | Subsequent Event [Member]
Business Operations [Abstract]
Number of shares redeemed (in shares)	5,864,053
Amount withdrawn from trust account	$ 60,400,000
Share price, shares redeemed (in dollars per share)	$ 10.30
Initial Public Offering [Member]
Business Operations [Abstract]
Units issued (in shares)					22,052,077	20,000,000
Unit price (in dollars per share)					$ 10.00	$ 10.00
Gross proceeds from initial public offering						$ 200,000,000
Amount deposited into Trust Account						$ 200,000,000
Initial Public Offering [Member] | Class A Common Stock [Member]
Business Operations [Abstract]
Number of shares redeemed (in shares)				7,126,888
Initial Public Offering [Member] | Class A Common Stock [Member] | Subsequent Event [Member]
Business Operations [Abstract]
Number of shares redeemed (in shares)		5,864,053
Over-Allotment Option [Member]
Business Operations [Abstract]
Units issued (in shares)					2,052,077
Unit price (in dollars per share)					$ 10.00
Gross proceeds from initial public offering					$ 20,520,770
Amount deposited into Trust Account					$ 20,520,770
Founder shares forfeited (in shares)					236,981
Offering costs					$ 410,416
Forward Purchase Units [Member]
Business Operations [Abstract]
Unit price (in dollars per share)								$ 10.00		$ 10.00
Contingent number of units authorized (in shares)								5,000,000		5,000,000
Aggregate value of units available for sale								$ 50,000,000		$ 50,000,000